Fair Value Measurements (Details) - 890 5TH AVENUE PARTNERS, INC.	Sep. 30, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 287,510,994
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	12,214,442
Recurring
Liabilities, Fair Value Disclosure [Abstract]
Working capital loan - related party	1,000,000
Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	11,883,333
Recurring | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	331,109
U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	287,510,994
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	11,883,333
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	287,510,994
Level 3 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Working capital loan - related party	1,000,000
Level 3 | Recurring | Private Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 331,109